Inventory (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Inventory, Current [Table Text Block]	The carrying amounts of inventories are as follows:
	March 31,	December 31,
	2013	2012

Raw materials	$57,504	$79,090
Finished goods	876,741	1,091,007

	$934,245	$1,170,097
Inventory consisted of the following:

	December 31, 2012	December 31, 2011
Raw materials	$79,090	$15,216
Finished goods	1,091,007	532,943
	$1,170,097	$548,159
Inventories consist of the following as of December 31, 2011 and 2010:
	2011	2010

Raw materials	$11,352	$13,191
Finished goods	39,854	46,588
Total inventories	$51,206	$59,779